Hedge Accounting - Schedule of Each Strategy of Nominal Value and Fair Value Adjustments of Hedge Instruments and Book Value of Hedged Item (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments over hedge rate related to taxes	44.65%	44.65%